Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments [Abstract]
Maximum maturity days for cash equivalents	90 days	90 days
Restricted investments	$ 1,401	$ 1,401